Contract Liabilities	12 Months Ended
Dec. 31, 2022
Contract Liabilities [Abstract]
Contract liabilities

22. Contract liabilities

The balance represented the receipts in advance from customers.

	December 31, 2022	December 31, 2021	December 31, 2020
	RMB’000	RMB’000	RMB’000
Deferred revenue
Subscriptions and licensing	13,197	12,050	13,827
Smart music education	7,868	11,784	11,074
Music Festival Events	38	38	—
Total contract liabilities	21,103	23,872	24,901
Current	20,688	23,506	24,314
Non-current	415	366	587

	2022	2021	2020
	RMB’000	RMB’000	RMB’000
Amount of revenue recognised in the respective reporting periods that was included in the contract liabilities at the beginning of the reporting period	20,960	20,821	13,874

Contract liabilities include deferred revenue relating to the subscription and licensing of music content and music education products and services.